Other Gain (Losses), Net - Schedule of Other Gain (Losses), Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Gain (Losses), Net [Abstract]
Foreign currency exchange loss	$ (39,446)	$ (7,541)	$ (63,225)
Gain on disposal of a subsidiary			11,559
Loss on disposal of property, plant and equipment	(27,112)	(7,526)	(10,851)
Penalty		(10,516)
Revaluation gain (loss) on investment funds	75,095	(43,145)
Others			(2,470)
Total	$ 8,537	$ (68,728)	$ (64,987)